  [LOGO]     Investing
EATON VANCE  for the                                         [Graphic Omitted]
------------ 21st
Mutual Funds Century(R)

ANNUAL REPORT DECEMBER 31, 1998

                         EATON VANCE PRIME RATE RESERVES

                                   EATON VANCE
                      GLOBAL MANAGEMENT-GLOBAL DISTRIBUTION

EATON VANCE PRIME RATE RESERVES AS OF DECEMBER 31, 1998

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[Photo of James B. Hawkes]

James B. Hawkes
President

Eaton Vance Prime Rate Reserves had a total return of 6.9% for the year ended December 31, 1998.1 That return was the result of shareholder distributions of $0.68 per share from net investment income and a decline in net asset value from $9.99 on December 31, 1997 to $9.98 on December 31, 1998. Based on the Fund's closing net asset value per share of $9.98 on December 31, 1998, the Fund had a distribution rate of 6.54%.2 The Fund's 30-day SEC yield at December 31 was 6.59%.(3)

The Fund provided a yield advantage over alternative short-term investments while maintaining a relatively stable net asset value.

The Fund again outshone other short-term investment vehicles...

Despite economic weakness in Asia, a near meltdown in Russia, and concerns over emerging markets, the U.S. economy grew 3.9% in 1998, matching its performance of the previous year. Domestic inflation - the arch-enemy of fixed-income investors - remained in the 1.6% range. On the heels of significant global stock market volatility in August and to avert a possible liquidity crisis, the Federal Reserve lowered short-term rates by .75%. While the rate lowerings proved effective and Treasury bonds rallied, the yields on short-term fixed-income vehicles declined. Despite this, Eaton Vance Prime Rate Reserves maintained its yield advantage over other short-term investments. The Fund's distribution rate was higher than the returns from money market mutual funds, 3-month certificates of deposit, and bank money market accounts, which offered rates of 4.66%, 3.62%, and 3.01%, respectively, at December 31. Of course, unlike bank certificates of deposit, the Fund is not insured and does not offer a fixed rate of return; and unlike money market accounts, the Fund does not offer daily liquidity and its principal value and return can fluctuate with changing market conditions.

Eaton Vance Prime Rate Reserves receives Five-Star Overall
Morningstar Rating(TM) ...

In a challenging market environment for fixed-income investors, Eaton Vance Prime Rate Reserves received high marks for its long-term performance. The Fund's risk-adjusted performance through December 31, 1998 earned it a Five-Star Overall Morningstar Rating(TM) among 1,488 taxable bond funds(4) - Morningstar is a nationally recognized monitor of mutual fund performance. In the following pages, co-portfolio managers Scott Page and Payson Swaffield review the past year and look ahead to 1999.

                             Sincerely,

                         /s/ James B. Hawkes

                             James B. Hawkes
                             President
                             February 9, 1999

------------------------------------------------------------
Fund Information
as of December 31, 1998

Performance(5)
------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One year                                     6.9%
Five years                                   7.0
Life of Fund (8/4/89)                        7.2

SEC Average Annual Total Returns (including applicable EWC)
------------------------------------------------------------
One year                                     3.9%
Five years                                   7.0
Life of Fund (8/4/89)                        7.2


Ten Largest Holdings(6)
-------------------------------------------------------------

Jefferson Smurfit Corp.                      1.5%
Federal-Mogul Corp.                          1.4
Starwood Hotels and Resorts                  1.1
Chancellor Radio Broadcasting, Inc.          1.1
Marcus Cable Operating Co.                   1.0
Capstar Radio Broadcasting Company           1.0
National Gypsum Company.                     1.0
Falcon Holding Group L.P.                    1.0
Revlon Consumer Products Company             1.0
Meditrust Corp.                              0.9

(1) This return does not include the applicable early withdrawal charge (EWC).
    (2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the offering price. (3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (4) Morningstar ratings reflect historical risk-adjusted performance through 12/31/98 and are subject to change every month. Past performance is no guarantee of future results. Funds are assigned ratings from 1 star (lowest) to 5 stars (highest). Ratings are calculated from the Funds' 3- and 5-year average annual returns (with fee adjustment) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10% of the funds in a category receive 5 stars. For the 3-year period, the Fund was rated 5 stars (1488 funds); for the 5-year period, 5 stars (987 funds). (5) Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect applicable EWC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.
    (6) Ten largest holdings account for 11.0% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE PRIME RATE RESERVES AS OF DECEMBER 31, 1998

--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

An interview with Scott H. Page and Payson F. Swaffield, co-portfolio managers of Senior Debt Portfolio.

[Photo of Scott H. Page]
Scott H. Page

[Photo of Payson F. Swaffield]
Payson F. Swaffield

Q: SCOTT, 1998 WAS A YEAR OF EXTRAORDINARY VOLATILITY IN THE WORLD'S FINANCIAL MARKETS. HOW WOULD YOU EVALUATE THE FUND'S PERFORMANCE?

A: MR. PAGE: The Fund's relative stability proved a tremendous asset in 1998. That performance was especially noteworthy in light of the volatility of other fixed- income markets, which gyrated significantly during the year. Of those markets, only the Treasury market was able to sustain a rally throughout the year, and that was largely due to concerns about weakness in the emerging markets. With 100% of its holdings dollar-denominated and no exposure to emerging market borrowers, the Fund's portfolio of senior, floating-rate loans performed in line with expectations.

    It's also worth noting that the Fund outperformed a wide range of asset classes in 1998, ranging from high-yield bonds to other short-term investments. Most importantly, 1998 provided a true litmus test for the Fund's relative stability. The Fund's net asset value fluctuated by only 0.02% during the year.

Q:  DID THE LOAN MARKET CONTINUE TO GROW IN 1998?

A: MR. SWAFFIELD: Yes. The market continued to develop in 1998 in terms of size, depth and quality. The supply of new loans into the market surpassed $250 billion in 1998, exceeding the pace set in the previous year. In addition, the number of participants in the loan market continued to expand. At the end of 1998, there were more than 70 mutual funds and other institutional investment vehicles purchasing senior loans, up from 14 just five years ago.

    Finally, even in this uncertain economic climate, loan quality has held steady. That's an important consideration. In part, that reflects the improved structure of new loans, as borrowers have tended to have better interest coverage than in past cycles. For example, in 1988, companies with highly leveraged loans had an average debt multiple of 7.1 times cash flow. By 1998, that multiple had fallen to 4.6.

FIVE LARGEST SECTOR WEIGHTINGS(1)
------------------------------------------------
By total net assets

CABLE TELEVISION                             6.3%
HEALTH CARE                                  5.9%
BROADCASTING/MEDIA                           5.8%
COMMERCIAL SERVICES                          4.8%
MANUFACTURING                                3.7%

PORTFOLIO OVERVIEW(1)
------------------------------------------------

Total net assets                    $6.4 billion
Number of borrowers                          304
Industries represented                        62
Collateral coverage ratio               1.5 to 1
Days-to-interest rate reset              64 days
Average maturity                        7.6 Yrs.
Average size per borrowing         $21.2 million

(1) Five largest sector weightings account for 26.5% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Sector weightings and Portfolio Overview are as of 12/31/98 and are subject to change.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Q:  WHY ARE THOSE FACTORS GOOD FOR THE LOAN MARKET?

A: MR. PAGE: Together, they represent the increasing maturation of the market. In the 1980s, deals done with little or no equity component put enormous pressure on the balance sheets of borrowers, leaving them with very little margin for error in the event of a downturn in business.

    In sharp contrast, equity plays a larger role in today's transactions. According to a study by Donaldson, Lufkin and Jenrette, equity components comprised 37.1% of leveraged buyouts in 1998, up from just 9.7% in 1988. That means that borrowers typically have improved interest-coverage ratios. In addition, the fact that loans are both senior and secured means that, 1) the loans are backed by collateral: the borrower's assets and/or common stock; and, 2) lenders have a first call on the collateral in the event of a default. These features contribute to the comfort level of lenders and thus, to a relatively stable senior loan market.

Q:  DID YOU MAKE ANY ADJUSTMENTS TO THE PORTFOLIO IN THE PAST YEAR?

A: MR. SWAFFIELD: A few. Our changes consisted mainly of further diversifying the Portfolio, with a modest shift toward less cyclical sectors. The economy has given many mixed signals in recent months. While the weakness in the Asian economies has contributed to weaker demand for some cyclical sectors, the broader economy generally remains on track. In fact, the service sector remains very strong.

    As a measure of its broadened diversification, the Portfolio was composed of 304 borrowers at December 31, up from 213 a year ago. The ten largest holdings represented a record low 11% of the Portfolio and the average holding was just 0.33%. We had investments in 62 different industries versus 53 at the end of 1997. We maintained our largest weightings in cable television, broadcasting and health care. These industries have tended to be fairly recession-resistant.

Q:  COULD WE DISCUSS BRIEFLY SOME OF THE INVESTMENTS IN THE PORTFOLIO?

A: MR. PAGE: Certainly. Broadcast, cable and media loans played a significant role. The broadcasting and communications sectors have witnessed increasing merger activity in the past few years. Following its recent transactions, Chancellor Radio Broadcasting Company is now the nation's largest radio broadcaster. The company owns and operates 465 stations in 105 different markets and reaches a weekly audience of more than 65 million listeners. Chancellor is, therefore, able to provide a powerful media outlet for potential advertisers.

    Elsewhere, the auto sector has been characterized by a growing global consolidation, as evidenced by last year's Daimler-Chrysler merger. There are now signs of a similar trend among auto parts suppliers. One of the nation's largest is Federal-Mogul Corp. The company enjoyed excellent results in the past year due to sharply higher revenues, aggressive cost cuts, and the successful integration of its Cooper Automotive acquisition.

    The continuing decline in interest rates in recent years has precipitated a major building boom in residential housing. That has, in turn, boosted the prospects of high-quality building products companies. National Gypsum Co., one of the Portfolio's largest holdings, is a world-wide leader in the manufacture of building supplies and has enjoyed a surge in demand for its wallboard, plaster, and joint compound products.

Q: THE FEDERAL RESERVE LOWERED SHORT-TERM INTEREST RATES THREE TIMES IN 1998. DID THAT HAVE ANY EFFECT ON THE LOAN MARKET?

A: MR. SWAFFIELD: Yes. Interest rates have trended lower in recent months and, without question, that trend was reflected in the loan market. Going forward, the interest rate scenario bears watching.

    Some long-term bond investors reaped excellent returns in 1998 as long-term interest rates reached 24-year lows. However, it is now apparent that the economy was not weakened as much as anticipated by the Asian slowdown. As the Federal Reserve has demonstrated in recent years, it will not hesitate to raise rates if it detects the return of inflation. Therefore, the risk profile of bonds has been raised significantly. A price decline in such a scenario could more than offset interest income.

    On the other hand, returns for senior floating-rate loans would actually increase in a rising rate scenario. Their reset feature means that their underlying interest rates are adjusted to reflect changes in prevailing interest rates. That feature makes floating-rate loans unique among fixed-income producing asset classes, being one of the very few investments that may benefit from rising interest rates.

Q:  WHAT IS YOUR OUTLOOK FOR THE LOAN MARKET IN THE COMING YEAR?

A: MR. PAGE: Naturally, it's impossible to pinpoint with any certainty the direction of the economy. But, at present, the economy continues to generate fairly good growth, which is certainly positive for loan quality. Moreover, the loan market continues to expand as more companies utilize the senior, secured, floating-rate market as an alternative to the unsecured, subordinated, high-yield bond market. That is likely to result in more varied opportunities for investors.

    As we have emphasized in past reports, many investors are looking for higher returns than traditional short-term vehicles provide, but are uncomfortable with the interest rate risk entailed in the longer durations of bonds. We believe that the floating-rate loan universe provides excellent opportunities for those investors. Eaton Vance Prime Rate Reserves will continue to pursue opportunities in this loan growing market in the coming year.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE PRIME RATE RESERVES VS. THE FEDERAL RESERVE 90-DAY COMMERCIAL PAPER INDEX AND THE DONALDSON, LUFKIN & JENRETTE LEVERAGED LOAN INDEX*


Eaton Vance Prime Rate Reserves vs.
Federal Reserve 90-Day Commercial Paper Index


                       Eaton Vance          Federal          Donaldson, Lufkin
                       Prime Rate           Reserve             & Jenrette
    Date                Reserves             Index          Leveraged Loan Index
--------------------------------------------------------------------------------
 8/31/89                $10,000             $10,000
 9/30/89                $10,061             $10,070
10/31/89                $10,142             $10,139
11/30/89                $10,216             $10,207
12/31/89                $10,295             $10,275
 1/31/90                $10,377             $10,342
 2/28/90                $10,452             $10,409
 3/31/90                $10,535             $10,478
 4/30/90                $10,617             $10,548
 5/31/90                $10,703             $10,618
 6/30/90                $10,788             $10,688
 7/31/90                $10,876             $10,756
 8/31/90                $10,964             $10,825
 9/30/90                $11,051             $10,894
10/31/90                $11,140             $10,964
11/30/90                $11,217             $11,034
12/31/90                $11,284             $11,103
 1/31/91                $11,359             $11,166
 2/28/91                $11,433             $11,225
 3/31/91                $11,514             $11,283
 4/30/91                $11,592             $11,339
 5/31/91                $11,668             $11,393
 6/30/91                $11,739             $11,450
 7/31/91                $11,813             $11,506
 8/31/91                $11,886             $11,560
 9/30/91                $11,956             $11,612
10/31/91                $12,026             $11,662
11/30/91                $12,092             $11,710
12/31/91                $12,159             $11,754                   $12,159
 1/31/92                $12,207             $11,793                   $12,217
 2/28/92                $12,263             $11,833                   $12,318
 3/31/92                $12,322             $11,874                   $12,492
 4/30/92                $12,379             $11,913                   $12,575
 5/31/92                $12,437             $11,951                   $12,697
 6/30/92                $12,499             $11,990                   $12,762
 7/31/92                $12,555             $12,023                   $12,838
 8/31/92                $12,623             $12,057                   $12,831
 9/30/92                $12,712             $12,089                   $12,883
10/31/92                $12,752             $12,122                   $12,882
11/30/92                $12,829             $12,158                   $12,938
12/31/92                $12,910             $12,195                   $12,990
 1/31/93                $12,967             $12,227                   $13,088
 2/28/93                $12,976             $12,259                   $13,408
 3/31/93                $13,004             $12,291                   $13,605
 4/30/93                $13,096             $12,323                   $13,424
 5/31/93                $13,176             $12,355                   $13,646
 6/30/93                $13,245             $12,388                   $13,795
 7/31/93                $13,288             $12,420                   $13,971
 8/31/93                $13,371             $12,453                   $14,038
 9/30/93                $13,441             $12,485                   $14,045
10/31/93                $13,475             $12,518                   $14,000
11/30/93                $13,535             $12,553                   $14,245
12/31/93                $13,600             $12,588                   $14,506
 1/31/94                $13,657             $12,621                   $14,747
 2/28/94                $13,710             $12,657                   $14,950
 3/31/94                $13,728             $12,697                   $14,895
 4/30/94                $13,772             $12,739                   $14,892
 5/31/94                $13,838             $12,787                   $15,047
 6/30/94                $13,917             $12,834                   $15,133
 7/31/94                $13,986             $12,884                   $15,323
 8/31/94                $14,004             $12,935                   $15,471
 9/30/94                $14,078             $12,988                   $15,576
10/31/94                $14,176             $13,046                   $15,640
11/30/94                $14,261             $13,108                   $15,710
12/31/94                $14,426             $13,174                   $15,744
 1/31/95                $14,524             $13,244                   $15,880
 2/28/95                $14,645             $13,312                   $16,036
 3/31/95                $14,745             $13,382                   $16,154
 4/30/95                $14,824             $13,451                   $16,279
 5/31/95                $14,921             $13,520                   $16,453
 6/30/95                $15,016             $13,588                   $16,596
 7/31/95                $15,113             $13,655                   $16,717
 8/31/95                $15,207             $13,721                   $16,828
 9/30/95                $15,300             $13,789                   $16,945
10/31/95                $15,399             $13,857                   $17,050
11/30/95                $15,492             $13,924                   $17,127
12/31/95                $15,590             $13,989                   $17,244
 1/31/96                $15,686             $14,052                   $17,354
 2/28/96                $15,771             $14,115                   $17,475
 3/31/96                $15,847             $14,182                   $17,608
 4/30/96                $15,921             $14,250                   $17,719
 5/31/96                $16,014             $14,318                   $17,833
 6/30/96                $16,102             $14,386                   $17,979
 7/31/96                $16,195             $14,452                   $18,123
 8/31/96                $16,287             $14,520                   $18,224
 9/30/96                $16,375             $14,588                   $18,321
10/31/96                $16,470             $14,657                   $18,422
11/30/96                $16,561             $14,728                   $18,545
12/31/96                $16,656             $14,797                   $18,612
 1/31/97                $16,750             $14,864                   $18,738
 2/28/97                $16,834             $14,930                   $18,892
 3/31/97                $16,928             $15,001                   $19,075
 4/30/97                $17,019             $15,073                   $19,178
 5/31/97                $17,117             $15,144                   $19,312
 6/30/97                $17,214             $15,216                   $19,475
 7/31/97                $17,315             $15,287                   $19,634
 8/31/97                $17,415             $15,358                   $19,770
 9/30/97                $17,512             $15,431                   $19,908
10/31/97                $17,614             $15,503                   $19,990
11/30/97                $17,713             $15,579                   $20,082
12/31/97                $17,818             $15,652                   $20,190
 1/31/98                $17,923             $15,724                   $20,315
 2/28/98                $18,014             $15,798                   $20,437
 3/31/98                $18,117             $15,871                   $20,584
 4/30/98                $18,222             $15,945                   $20,753
 5/31/98                $18,326             $16,019                   $20,911
 6/30/98                $18,431             $16,094                   $21,045
 7/31/98                $18,558             $16,169                   $21,165
 8/31/98                $18,667             $16,244                   $21,201
 9/30/98                $18,755             $16,316                   $21,116
10/31/98                $18,862             $16,389                   $20,968
11/30/98                $18,964             $16,462                   $20,821
12/31/98                $19,050             $16,531                   $20,612


Performance+
-------------------------------------------------
Average Annual Total Returns (at net asset value)
One year                                     6.9%
Five years                                   7.0
Life of Fund (8/4/89)                        7.2

SEC Average Annual Total Returns (including EWC)
-------------------------------------------------
One year                                     3.9%
Five years                                   7.0
Life of Fund (8/4/89)                        7.2


* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced 8/4/89. Index information is only available at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

    The chart compares the Fund's total return with that of the Federal Reserve 90-Day Commercial Paper Index, an unmanaged index of corporate commercial paper rated A1 and P1 by Moody's and Standard & Poor's, respectively, two major ratings agencies. Commercial paper represents short-term obligations of corporate borrowers, which are usually backed by bank lines of credit. With this report, we are establishing the Donaldson, Lufkin & Jenrette (DLJ) Leveraged Loan Index - a representative index of tradable, senior, secured, U.S. dollar-denominated leveraged loans - as the Fund's principal benchmark in the belief that it more accurately reflects the Fund's investment universe. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Federal Reserve Index. Because the DLJ Index commenced in January 1992, the line comparison assumes $12,159 hypothetical investments in the Fund and the DLJ Index at December 31, 1991. The Indices' total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. It is not possible to invest directly in an Index.

+ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns reflect applicable EWC based on following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE PRIME RATE RESERVES as of December 31, 1998

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1998

ASSETS
----------------------------------------------------------------------------
Investment in Senior Debt Portfolio, at value
  (identified cost, $2,838,217,316)                           $2,836,648,869
Receivable for Trust shares sold                                  12,509,115
Prepaid expenses                                                     294,115
----------------------------------------------------------------------------
Total assets                                                  $2,849,452,099
----------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------
Dividends payable                                             $    8,810,905
Payable for Trust shares redeemed                                    123,039
Payable to affiliate for Trustees' fees                                2,500
Other accrued expenses                                               526,539
----------------------------------------------------------------------------
Total liabilities                                             $    9,462,983
----------------------------------------------------------------------------
Net Assets for 284,485,961 shares of
  beneficial interest outstanding                             $2,839,989,116
----------------------------------------------------------------------------
SOURCES OF NET ASSETS
----------------------------------------------------------------------------
Paid-in capital                                               $2,849,162,204
Accumulated net realized loss from Portfolio
  (computed on the basis of identified cost)                      (7,783,023)
Accumulated undistributed net investment income                      178,382
Net unrealized depreciation from Portfolio
  (computed on the basis of identified cost)                      (1,568,447)
----------------------------------------------------------------------------
Total                                                         $2,839,989,116
----------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
----------------------------------------------------------------------------
($2,839,989,116 / 284,485,961 shares of
  beneficial interest outstanding)                            $         9.98
----------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE PRIME RATE RESERVES as of December 31, 1998

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1998

INVESTMENT INCOME
-------------------------------------------------------------------------
Interest allocated from Portfolio                            $181,574,819
Facility fee income allocated from Portfolio                    1,774,699
Expenses allocated from Portfolio                             (21,348,961)
-------------------------------------------------------------------------
Net investment income from Portfolio                         $162,000,557
-------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------
Administration fee                                           $  5,673,343
Trustees fees and expenses                                          4,400
Transfer and dividend disbursing agent fees                     1,810,424
Registration fees                                                 366,376
Printing and postage                                              217,688
Legal and accounting services                                      48,449
Custodian fee                                                      28,394
Miscellaneous                                                     106,698
-------------------------------------------------------------------------
Total expenses                                               $  8,255,772
-------------------------------------------------------------------------
Net investment income                                        $153,744,785
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO
-------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)            $    426,139
-------------------------------------------------------------------------
Net realized gain                                            $    426,139
-------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments                                                $ (2,674,739)
-------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)         $ (2,674,739)
-------------------------------------------------------------------------
Net realized and unrealized loss                             $ (2,248,600)
-------------------------------------------------------------------------
Net increase in net assets from operations                   $151,496,185
-------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE PRIME RATE RESERVES as of December 31, 1998

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                               YEAR ENDED                YEAR ENDED
IN NET ASSETS                                     DECEMBER 31, 1998         DECEMBER 31, 1997
---------------------------------------------------------------------------------------------
From operations --
  Net investment income                              $  153,744,785            $  118,744,726
  Net realized gain (loss)                                  426,139                (6,324,158)
  Net change in unrealized appreciation
    (depreciation)                                       (2,674,739)                6,040,288
---------------------------------------------------------------------------------------------
Net increase in net assets from operations           $  151,496,185            $  118,460,856
---------------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income                         $ (153,805,139)           $ (118,670,204)
---------------------------------------------------------------------------------------------
Total distributions to shareholders                  $ (153,805,139)           $ (118,670,204)
---------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                       $1,132,247,002            $  480,125,038
  Net asset value of shares issued to
    shareholders in payment of distributions
    declared                                             81,726,517                63,396,014
  Cost of shares redeemed                              (280,941,551)             (245,780,846)
---------------------------------------------------------------------------------------------
Net increase in net assets from Fund share
  transactions                                       $  933,031,968            $  297,740,206
---------------------------------------------------------------------------------------------
Net increase in net assets                           $  930,723,014            $  297,530,858
---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
At beginning of year                                 $1,909,266,102            $1,611,735,244
---------------------------------------------------------------------------------------------
At end of year                                       $2,839,989,116            $1,909,266,102
---------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS
---------------------------------------------------------------------------------------------
At end of year                                       $      178,382            $      238,736
---------------------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE PRIME RATE RESERVES as of December 31, 1998

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED
DECEMBER 31, 1998

INCREASE (DECREASE) IN CASH
-------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
  Purchase of interests in Senior Debt Portfolio          $(1,154,320,751)
  Withdrawal of interests in Senior Debt Portfolio            389,208,444
  Operating expenses paid                                      (7,950,308)
-------------------------------------------------------------------------
Net cash used for operating activities                    $  (773,062,615)
-------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
  Proceeds from shares sold                               $ 1,123,850,276
  Payments for shares redeemed                               (280,837,788)
  Cash distributions paid (excluding reinvestments of
    distributions of $81,726,517)                             (69,949,873)
-------------------------------------------------------------------------
Net cash from financing activities                        $   773,062,615
-------------------------------------------------------------------------
Net increase in cash                                      $           --
-------------------------------------------------------------------------
Cash at Beginning of Year                                 $           --
-------------------------------------------------------------------------
Cash at End of Year                                       $           --
-------------------------------------------------------------------------
RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET CASH USED FOR
OPERATING ACTIVITIES
-------------------------------------------------------------------------
Net increase in net assets from operations                $   151,496,185
Increase in prepaid expenses                                      (32,548)
Increase in payable to affiliate                                    1,657
Increase in accrued expenses                                      336,355
Net decrease in investments                                  (924,864,264)
-------------------------------------------------------------------------
Net cash used for operating activities                    $  (773,062,615)
-------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE PRIME RATE RESERVES as of December 31, 1998

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                  YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------------------------------------------------
                            1998                    1997                    1996                  1995                 1994
-----------------------------------------------------------------------------------------------------------------------------
Net asset value --
  beginning of year        $   9.9900              $   9.9900             $  10.0100            $  10.0200            $10.0300
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income      $   0.6794              $   0.6756             $   0.6837            $   0.7694            $ 0.5966
Net realized and
  unrealized gain (loss)      (0.0094)                     --(1)             (0.0208)               0.0112             (0.0059)
-----------------------------------------------------------------------------------------------------------------------------
Total income from
  operations               $   0.6700              $   0.6756             $   0.6629            $   0.7806            $ 0.5907
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
From net investment
  income                   $  (0.6800)             $  (0.6756)            $  (0.6829)           $  (0.7695)           $(0.5966)
In excess of net
  investment income                --                      --                     --                    --             (0.0041)
From net realized gain             --                      --                     --               (0.0211)                 --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions        $  (0.6800)             $  (0.6756)            $  (0.6829)           $  (0.7906)           $(0.6007)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- end
  of year                  $   9.9800              $   9.9900             $  9.99000            $  10.0100            $10.0200
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                  6.92%                   6.98%                  6.84%                 8.10%               6.10%
-----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  year (000's omitted)     $2,839,989              $1,909,266             $1,611,735            $1,092,186            $611,588
Ratios (As a percentage
  of average daily net
  assets);
  Operating expenses(3)          1.29%                   1.31%                  1.35%                 1.45%               1.63%
  Interest expense(3)            0.01%                   0.01%                  0.04%                 0.16%               0.21%
  Net investment
   income                        6.76%                   6.76%                  6.81%                 7.57%               5.95%
Portfolio Turnover(4)              --                      --                     --                     5%                 60%

LEVERAGE ANALYSIS
--------------------------------------------------------------------------------------------------------------------------------
BORROWINGS FROM ISSUANCE        AMOUNT OF DEBT       AVERAGE DAILY BALANCE      AVERAGE DAILY BALANCE      AVERAGE AMOUNT OF
OF COMMERCIAL PAPER --          OUTSTANDING AT        OF DEBT OUTSTANDING       OF SHARES OUTSTANDING       DEBT PER SHARE
YEAR ENDED                        END OF YEAR             DURING YEAR                DURING YEAR              DURING YEAR
--------------------------------------------------------------------------------------------------------------------------------

December 31, 1994                 $20,403,169             $10,236,000                63,465,000                 $0.1613
December 31, 1995(5)                       --               9,688,000                62,118,000                  0.1560
--------------------------------------------------------------------------------------------------------------------------------

(1) Represents less then $0.0001 per share.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(4) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(5) The Leverage Analysis is for the period from January 1, 1995 to February 21, 1995, when the Trust transferred the
    Commercial Paper program to the Portfolio.

                                              See notes to financial statements


EATON VANCE PRIME RATE RESERVES AS OF DECEMBER 31, 1998

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1 SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
  Eaton Vance Prime Rate Reserves (the Trust) is a non-diversified closed-end management investment company. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The Trust invests all of its investable assets in interests in the Senior Debt Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Trust. The value of the Trust's investment in the Portfolio reflects the Trust's proportionate interest in the net assets of the Portfolio (44.1%) at December 31, 1998. The performance of the Trust is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Trust's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B INCOME -- The Trust's net investment income consists of the Trust's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Trust determined in accordance with generally accepted accounting principles.

  C FEDERAL TAXES -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1998, the Trust, for federal income tax purposes had a capital loss carryover of $7,779,908 which will expire on December 31, 2004 ($989,321) and December 31, 2005 ($6,790,587).
  These amounts will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax.

  D OTHER -- Investment transactions are accounted for on a trade date basis.

  E USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust or the Portfolio maintain with IBT. All significant credit balances used to reduce the Fund's custodian fee are reported as a reduction of expenses on the statement of operations.

2 DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
  The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 SHARES OF BENEFICIAL INTEREST
--------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Trust operates as an interval fund, meaning that it continuously accepts new shareholder investments but permits share repurchases at net asset value only once a quarter. The price will be established at the close of business on the last day the repurchase offer is open. An early withdrawal charge will be imposed on most shares accepted for repurchase which have been held less than four years (see Note 5). The Trustees approved repurchase offers for the periods from February 2, 1998 to February 23, 1998, May 1, 1998 to May 22, 1998, August 3, 1998 to August 24, 1998, November 2, 1998 to November 23, 1998, and February 1, 1999 to February 22, 1999. Transactions in Trust shares were as follows:

                                                   YEAR ENDED DECEMBER 31,
                                                ------------------------------
                                                    1998              1997
  ----------------------------------------------------------------------------
  Sales                                          113,321,814        48,046,520
  Issued to shareholders electing to receive
    payments of distributions in Trust shares      8,179,727         6,345,720
  Redemptions                                    (28,116,540)      (24,587,904)
  ----------------------------------------------------------------------------
  NET INCREASE                                    93,385,001        29,804,336
  ----------------------------------------------------------------------------

4 TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Trust. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% per annum) of the average daily gross assets of the Portfolio attributable to the Trust, is paid to EVM for managing and administering business affairs of the Trust. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (see Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Trust and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee.

  Certain of the officers and Trustees of the Trust and the Portfolio are officers and directors/trustees of the above organizations.

5 EARLY WITHDRAWAL CHARGE
--------------------------------------------------------------------------------
  Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, serves as the Trust's principal underwriter. EVD compensates authorized dealers for sales commissions at a rate of 3% of the purchase price of shares purchased through such dealers. EVD also pays additional compensation to each dealer ranging from 0.10% to 0.30% per annum of the value of Trust shares sold by such dealer that are outstanding for specified periods of time. An early withdrawal charge to recover distribution costs will be charged to redeeming shareholders and paid to EVD in connection with most shares held for less than four years which are accepted by the Trust for repurchase. The early withdrawal charge is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining to 2.5%, 2%, 1% and 0% in the second, third and fourth year and thereafter, respectively. The early withdrawal charge will be imposed on those shares redeemed, the value of which exceeds the aggregate value at the time the tender is accepted of: (a) all shares in the account purchased more than four years prior to such acceptance, (b) all shares in the account acquired through reinvestment of distribution and (c) the increase, if any, in value of all other shares in the account (namely those purchased within the four years preceding the acceptance) over the purchase price of such shares. In determining whether an early withdrawal charge is payable, it is assumed that the redemption is made from the earliest purchase of shares. The total early withdrawal charges received by EVD for the year ended December 31, 1998 amounted to approximately $2,787,000.

6 INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
  Increases and decreases in the Trust's investment in the Portfolio for the year ended December 31, 1998 aggregated $1,154,320,751 and $389,208,444, respectively.

EATON VANCE PRIME RATE RESERVES AS OF DECEMBER 31, 1998

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE PRIME RATE RESERVES:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Prime Rate Reserves (the Trust) as of December 31, 1998, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the years ended December 31, 1998 and 1997 and the financial highlights for each of the years in the five-year period ended December 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Trust at December 31, 1998, and the results of its operations, its cash flows, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 1999

SENIOR DEBT PORTFOLIO AS OF DECEMBER 31, 1998
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
(Expressed in United States Dollars)

Senior, Secured, Floating Rate Interests -- 93.06%(1)

PRINCIPAL
AMOUNT               BORROWER                                    VALUE
-------------------------------------------------------------------------------

Aerospace/Defense -- 1.86%
-------------------------------------------------------------------------------
             Aerostructures Corporation
$12,017,949  Term loan, maturing December 31, 2003               $   12,017,949
             Fairchild Holdings Corporation
     33,333  Revolving loan, maturing June 18, 2004                      33,333
 18,483,333  Term loan, maturing June 18, 2004                       18,483,333
             Hexcel Corporation
 14,000,000  Term loan, maturing August 25, 2005                     14,000,000
             K&F Industries, Inc.
 19,248,381  Term loan, maturing September 30, 2005                  19,248,381
             SWM Holdings, Inc.
  4,112,956  Term loan, maturing May 27, 2005                         4,112,956
  4,827,859  Term loan, maturing May 27, 2006                         4,827,859
             Tri-Star, Inc.
 14,749,495  Term loan, maturing September 30, 2003                  14,749,495
             United Defense Industries, Inc.
 16,336,740  Term loan, maturing October 6, 2005                     16,336,740
 15,773,405  Term loan, maturing October 6, 2006                     15,773,405
-------------------------------------------------------------------------------
                                                                 $  119,583,451
-------------------------------------------------------------------------------
Airlines -- 0.27%
-------------------------------------------------------------------------------
             Continental Airlines, Inc.
$17,256,924  Term loan, maturing December 31, 2006               $   17,256,924
-------------------------------------------------------------------------------
                                                                 $   17,256,924
-------------------------------------------------------------------------------
Auto parts - Aftermarket -- 3.26%
-------------------------------------------------------------------------------
             AAS Holdings, LLC
$ 3,987,351  Term loan, maturing October 30, 2004                $    3,987,351
             CSK Auto, Inc.
 20,880,000  Term loan, maturing October 31, 2003                    20,880,000
             Exide Corporation
 37,758,954  Term loan, maturing March 18, 2005                      37,758,954
             Federal-Mogul Corporation
 64,757,698  Term loan, maturing December 31, 2005                   64,757,698
 26,000,000  Term loan, maturing December 31, 2006                   26,000,000
             Keystone Automotive Operations, Inc.
 12,382,813  Term loan, maturing March 31, 2006                      12,382,813
             Lund Industries, Incorporated
  4,481,254  Term loan, maturing December 31, 2004                    4,481,254
  2,068,278  Term loan, maturing December 31, 2005                    2,068,278
             Plas-Tech (Engineered) Products, Inc.
  5,806,372  Term loan, maturing April 1, 2002                        5,806,372
  3,941,176  Term loan, maturing April 1, 2004                        3,941,176
             Safelite Glass Corp.
 13,750,000  Term loan, maturing December 17, 2004                   13,750,000
 13,750,000  Term loan, maturing December 17, 2005                   13,750,000
-------------------------------------------------------------------------------
                                                                 $  209,563,896
-------------------------------------------------------------------------------
Automobile -- 0.85%
-------------------------------------------------------------------------------
             Accuride Corporation
$23,750,000  Term loan, maturing January 21, 2006                $   23,750,000
             Cambridge Industries, Inc.
 25,740,000  Term loan, maturing June 30, 2005                       25,740,000
             Stanadyne Automotive Corporation
  4,900,000  Term loan, maturing December 10, 2004                    4,900,000
-------------------------------------------------------------------------------
                                                                 $   54,390,000
-------------------------------------------------------------------------------
Beverages - Soft Drink -- 0.32%
-------------------------------------------------------------------------------
             Dr. Pepper Bottling Holdings, Inc.
$15,000,000  Term loan, maturing December 31, 2005               $   15,000,000
             Mistic Brands, Inc.
  2,884,047  Term loan, maturing June 1, 2004                         2,884,047
  2,884,047  Term loan, maturing June 1, 2005                         2,884,047
-------------------------------------------------------------------------------
                                                                 $   20,768,094
-------------------------------------------------------------------------------
Broadcast Media -- 5.80%
-------------------------------------------------------------------------------
             Bahakel Communications
$ 9,900,000  Term loan, maturing December 31, 2005               $    9,900,000
             Benedek Broadcasting Corporation
 14,666,112  Term loan, maturing May 1, 2001                         14,666,112
  6,947,220  Term loan, maturing November 1, 2002                     6,947,220
  3,475,310  Term loan, maturing December 31, 2004                    3,475,310
  1,866,859  Term loan, maturing December 31, 2005                    1,866,859
             Black Entertainment Television
 13,000,000  Term loan, maturing June 30, 2006                       13,000,000
             Capstar Radio Broadcasting Corp
 18,000,000  Term loan, maturing November 30, 2004                   18,000,000
 47,775,000  Term loan, maturing May 31, 2005                        47,775,000
             Chancellor Radio Broadcast Company
  4,000,000  Term loan, maturing June 26, 2004                        4,000,000
 10,999,732  Revolving loan, maturing June 30, 2005                  10,999,732
 53,571,429  Term loan, maturing June 30, 2005                       53,571,429
             Comcorp Broadcasting, Inc.
  5,853,659  Term loan, maturing September 30, 2005                   5,853,659
             Emmis Broadcasting Corporation
 22,888,000  Term loan, maturing February 28, 2007                   22,888,000
             Intermedia Partners VI (Opco)
  3,250,000  Term loan, maturing April 30, 2008                       3,250,000
 39,500,000  Term loan, maturing April 30, 2009                      39,500,000
             Jacor Communications Company
 17,000,000  Term loan, maturing December 31, 2004                   17,000,000
             Lin Television Corp.
 14,000,000  Term loan, maturing March 31, 2007                      14,000,000
             Retlaw Broadcasting, LLC
  7,462,500  Term loan, maturing March 31, 2006                       7,462,500
             Sinclair Broadcast Group, Inc.
 35,000,000  Term loan, maturing December 31, 2004                   35,000,000
             Spartan Communications, Inc.
 12,500,000  Term loan, maturing June 30, 2005                       12,500,000
             TLMD Aquisition Co.
 24,000,000  Term loan, maturing March 31, 2007                      24,000,000
             White Knight Broadcasting, Inc.
  7,219,513  Term loan, maturing September 30, 2005                   7,219,513
-------------------------------------------------------------------------------
                                                                 $  372,875,334
-------------------------------------------------------------------------------
Building Materials -- 1.69%
-------------------------------------------------------------------------------
             Dal-Tile Group, Inc
$ 1,458,314  Revolving loan, maturing December 31, 2002          $    1,458,314
  4,978,337  Term loan, maturing December 31, 2002                    4,978,337
             Dayton Superior Corporation
 10,000,000  Term loan, maturing September 29, 2005                  10,000,000
             Falcon Building Products, Inc.
 15,119,286  Term loan, maturing June 29, 2007                       15,119,286
             National Gypsum Company
 64,923,291  Term loan, maturing September 20, 2003                  64,923,291
             Reliant Building Products, Inc.
 12,355,769  Term loan, maturing March 31, 2004                      12,355,769
-------------------------------------------------------------------------------
                                                                 $  108,834,997
-------------------------------------------------------------------------------
Cable Television -- 6.27%
-------------------------------------------------------------------------------
             Avalon Cable Holdings Finance, Inc.
$11,500,000  Term loan, maturing October 31, 2006                $   11,500,000
             Charter Comm. Ent. I
 29,868,020  Term loan, maturing December 31, 2003                   29,868,020
              Charter Comm. Ent. II
 18,000,000  Term loan, maturing December 31, 2007                  18,000,000
             Charter Comm. Properties LLC
  7,500,000  Term loan, maturing September 30, 2004                   7,500,000
 10,500,000  Term loan, maturing June 30, 2007                       10,500,000
             Charter Comm. Southeast
 35,000,000  Term loan, maturing December 31, 2007                   35,000,000
             Chelsea Communications, Inc.
 19,875,000  Term loan, maturing December 31, 2004                   19,875,000
             Classic Cable, Inc.
 15,000,000  Term loan, maturing October 31, 2007                    15,000,000
             Falcon Holding Group, L.P.
 14,482,759  Term loan, maturing June 29, 2007                       14,482,759
 48,517,241  Term loan, maturing December 31, 2007                   48,517,241
             Frontiervision Operating Partners, L.P.
 26,500,000  Term loan, maturing March 31, 2006                      26,500,000
             HPI Acquisition Co., LLC
 10,000,000  Term loan, maturing December 31, 2006                   10,000,000
             Intermedia Partners Group VI (Holdco)
 14,500,000  Term loan, maturing April 30, 2008                      14,500,000
             Intermedia Partners Group- IV
 40,906,818  Term loan, maturing January 1, 2005                     40,906,818
             Marcus Cable Operating Company, L.P.
  2,183,864  Revolving loan, maturing December 31, 2002               2,183,864
 24,142,729  Term loan, maturing December 31, 2002                   24,142,729
 40,728,830  Term loan, maturing April 30, 2004                      40,728,830
             Renaissance Media LLC
  1,374,886  Term loan, maturing March 31, 2006                       1,374,886
 13,936,364  Term loan, maturing September 30, 2006                  13,936,364
             TCI Pacific, Inc.
 18,731,884  Term loan, maturing December 31, 2004                   18,731,884
-------------------------------------------------------------------------------
                                                                 $  403,248,395
-------------------------------------------------------------------------------
Chemicals -- 3.16%
-------------------------------------------------------------------------------
             AOC,LLC.
$ 7,323,008  Term loan, maturing September 30, 2006              $    7,323,008
             Huntsman Corporation
  1,307,993  Term loan, maturing September 30, 2003                   1,307,993
 14,392,804  Term loan, maturing December 31, 2004                   14,392,804
  5,163,656  Term loan, maturing December 31, 2005                    5,163,660
             Huntsman Specialty Chemicals Corporation
  5,833,778  Term loan, maturing March 15, 2002                       5,833,778
 10,819,431  Term loan, maturing March 15, 2004                      10,819,431
 10,773,894  Term loan, maturing March 15, 2005                      10,773,894
             Lyondell Petrochemical Company
 11,120,401  Term loan, maturing June 30, 1999                       11,120,401
 17,792,642  Term loan, maturing June 30, 2000                       17,792,642
 30,432,221  Term loan, maturing June 30, 2003                       30,432,221
             Metokote Corporation
  9,500,000  Term loan, maturing November 2, 2005                     9,500,000
             Polymer Group, Inc.
 10,936,000  Term loan, maturing December 20, 2005                   10,936,000
             Sterling Pulp Chemicals (Sask) Ltd.
  6,633,750  Term loan, maturing June 30, 2005                        6,633,750
             STX Chemicals Corp. (Sterling)
 20,914,654  Term loan, maturing September 30, 2004                  20,914,654
             Sybron Chemicals Inc.
 19,256,250  Term loan, maturing July 31, 2004                       19,256,250
             The General Chemical Group, Inc.
 13,930,000  Term loan, maturing June 14, 2004                       13,930,000
  6,965,000  Term loan, maturing June 15, 2004                        6,965,000
-------------------------------------------------------------------------------
                                                                 $  203,095,486
-------------------------------------------------------------------------------
Chemicals - Specialty -- 0.32%
-------------------------------------------------------------------------------
             Huntsman Packaging Corp.
$12,500,000  Term loan, maturing June 30, 2006                   $   12,500,000
             Vinings Industries, Inc.
  8,139,837  Term loan, maturing March 31, 2005                       8,139,837
-------------------------------------------------------------------------------
                                                                 $   20,639,837
-------------------------------------------------------------------------------
Coal -- 0.79%
-------------------------------------------------------------------------------
             Alliance Coal Corporation
$ 2,534,935  Term loan, maturing December 31, 2001               $    2,534,935
  6,272,389  Term loan, maturing December 31, 2002                    6,272,389
             P&L Coal Holdings Corporation
 31,807,692  Term loan, maturing June 30, 2006                       31,807,692
             Quaker Coal Company
  9,950,000  Term loan, maturing June 30, 2006                        9,950,000
-------------------------------------------------------------------------------
                                                                 $   50,565,016
-------------------------------------------------------------------------------
Commercial Services -- 4.81%
-------------------------------------------------------------------------------
             Advanstar Communications Inc.
$18,962,000  Term loan, maturing April 30, 2005                  $   18,962,000
             American Floral Services, Inc.
  4,833,333  Term loan, maturing June 30, 2004                        4,833,333
             Brickman Holdings Corp
  7,750,129  Term loan, maturing January 14, 2006                     7,750,129
             Caterair International Corporation
 39,831,235  Term loan, maturing March 1, 2007                       39,831,235
             Dimac Corporation
  5,714,286  Term loan, maturing June 30, 2006                        5,714,286
  4,285,714  Term loan, maturing December 31, 2006                    4,285,714
             Erickson Air-Crane Co.
  8,842,500  Term loan, maturing December 31, 2004                    8,842,500
             Morris Material Handling, Inc.
  6,965,000  Term loan, maturing March 31, 2003                       6,965,000
             Nebraska Book Company
  7,442,308  Term loan, maturing March 31, 2006                       7,442,308
             Omni Services, Inc.
 37,679,749  Term loan, maturing October 30, 2005                    37,679,749
             Outdoor Systems, Inc.
 20,844,444  Term loan, maturing June 30, 2004                       20,844,444
             Outsourcing Solutions, Corp.
 14,035,947  Term loan, maturing October 15, 2003                    14,035,947
             Philips Services Corp.
  6,794,154  Term loan, maturing August 12, 2002*                     4,755,907
             PSI Acquisition Corporation
 16,830,000  Term loan, maturing September 30, 2003                  16,830,000
             Saftey-Kleen Services, Inc
 31,379,546  Term loan, maturing April 3, 2005                       31,379,546
 31,379,546  Term loan, maturing April 3, 2006                       31,379,546
             SC International Services, Inc.
 22,405,871  Term loan, maturing March 1, 2007                       22,405,871
             United Rentals, Inc.
 18,470,000  Term loan, maturing June 30, 2005                       18,470,000
  7,000,000  Term loan, maturing June 30, 2006                        7,000,000
-------------------------------------------------------------------------------
                                                                 $  309,407,515
-------------------------------------------------------------------------------
Communications - Equip/Mfrs -- 1.98%
-------------------------------------------------------------------------------
             Amphenol Corporation
$32,786,250  Term loan, maturing May 19, 2006                    $   32,786,250
             Communications & Power Industries, Inc.
  1,977,527  Term loan, maturing August 11, 2000                      1,977,527
  8,035,807  Term loan, maturing August 12, 2002                      8,035,807
             Dynatech Corporation
 10,539,165  Term loan, maturing March 31, 2005                      10,539,165
 10,539,354  Term loan, maturing March 31, 2006                      10,539,354
 10,539,354  Term loan, maturing March 31, 2007                      10,539,354
             Prodelin Holding Corporation
  9,682,432  Term loan, maturing May 31, 2006                         9,682,432
             Superior Telecom, Inc.
 26,000,000  Term loan, maturing November 27, 2005                   26,000,000
             Telex Communications, Inc.
  4,961,538  Term loan, maturing November 6, 2004                     4,961,538
             Viasystems, Inc.
  5,978,572  Term loan, maturing March 31, 2004                       5,978,572
  3,945,455  Term loan, maturing June 30, 2004                        3,945,455
  2,400,000  Term loan, maturing June 30, 2005                        2,400,000
-------------------------------------------------------------------------------
                                                                 $  127,385,454
-------------------------------------------------------------------------------
Computer Software & Services -- 1.07%
-------------------------------------------------------------------------------
             Bridge Information Systems America
$ 8,250,000  Term loan, maturing May 29, 2004                    $    8,250,000
 15,000,000  Term loan, maturing May 29, 2005                        15,000,000
             Decisionone Corporation
  5,416,829  Revolving loan, maturing August 7, 2003                  4,604,358
 16,562,000  Term loan, maturing August 7, 2003                      14,077,700
  2,387,077  Term loan, maturing August 7, 2005                       2,029,016
             Paul G. Allen
 25,000,000  Term loan, maturing June 10, 2003                       25,000,000
-------------------------------------------------------------------------------
                                                                 $   68,961,074
-------------------------------------------------------------------------------
Computer Systems -- 0.20%
-------------------------------------------------------------------------------
             Genicom Corporation
$13,078,125  Term loan, maturing September 5, 2004               $   13,078,125
-------------------------------------------------------------------------------
                                                                 $   13,078,125
-------------------------------------------------------------------------------
Conglomerates -- 2.19%
-------------------------------------------------------------------------------
             American Marketing Industries, Inc.
$ 1,095,000  Term loan, maturing August 31, 2001                 $    1,095,000
  5,442,300  Term loan, maturing November 30, 2002                    5,442,300
  6,484,500  Term loan, maturing November 30, 2003                    6,484,500
  6,646,297  Term loan, maturing November 30, 2004                    6,646,297
  5,458,750  Term loan, maturing November 16, 2005                    5,458,750
             Fenway Holdings, L.L.C.
  4,743,634  Term loan, maturing September 15, 2002                   4,743,634
             Fisher Scientific International Inc
 18,576,818  Term loan, maturing January 21, 2007                    18,576,818
             Florida Panthers Holdings, Inc.
 10,000,000  Term loan, maturing July 15, 1998                       10,000,000
             Seminis, Inc
  9,561,201  Term loan, maturing December 31, 2003                    9,561,201
 14,341,802  Term loan, maturing December 31, 2004                   14,341,802
             SPX Corporation
 53,366,250  Term loan, maturing September 30, 2006                  53,366,250
  5,000,000  Term loan, maturing January 21, 2007                     5,000,000
-------------------------------------------------------------------------------
                                                                 $  140,716,552
-------------------------------------------------------------------------------
Containers - Metal & Glass -- 1.70%
-------------------------------------------------------------------------------
             Ball Corporation
$20,500,000  Term loan, maturing March 10, 2006                  $   20,500,000
             Graham Packaging Company
  7,579,688  Term loan, maturing January 31, 2006                     7,579,688
  8,316,027  Term loan, maturing January 31, 2007                     8,316,027
             Reid Plastics, Inc.
  9,858,414  Term loan, maturing November 12, 2003                    9,858,414
  7,425,000  Term loan, maturing November 12, 2004                    7,425,000
             Russell-Stanley Holdings, Inc.
 13,925,001  Term loan, maturing September 30, 2005                  13,925,001
             Silgan Holdings Inc.
 16,461,775  Term loan, maturing June 30, 2005                       16,461,775
             Tekni-Plex, Inc.
 17,949,288  Term loan, maturing March 31, 2006                      17,949,288
             Truseal Technologies, Inc.
  7,274,182  Term loan, maturing July 1, 2004                         7,274,182
-------------------------------------------------------------------------------
                                                                 $  109,289,375
-------------------------------------------------------------------------------
Containers - Paper -- 3.57%
-------------------------------------------------------------------------------
             Gaylord Container Corporation
$15,000,000  Term loan, maturing June 19, 2004                   $   15,000,000
             IPC, Inc.
 39,905,000  Term loan, maturing September 30, 2004                  39,905,000
             Jefferson Smurfit Corporation
 25,000,000  Term loan, maturing March 31, 2005                      25,000,000
 68,000,000  Term loan, maturing March 24, 2006                      68,000,000
             RIC Holding, Inc.
  5,631,526  Revolving loan, maturing February 28, 2003               5,631,526
 15,038,657  Term loan, maturing February 28, 2003                   15,038,657
 10,405,607  Term loan, maturing February 28, 2004                   10,405,607
  4,123,123  Term loan, maturing August 28, 2004                      4,123,123
             Stone Container Corporation
  8,851,066  Term loan, maturing April 1, 2000                        8,851,066
  1,224,903  Revolving loan, maturing October 1, 2003                 1,224,903
  4,850,000  Term loan, maturing October 1, 2003                      4,850,000
 19,755,690  Term loan, maturing October 1, 2004                     19,755,690
             Stronghaven, Inc.
  9,303,448  Term loan, maturing May 15, 2004                         9,303,448
  2,416,467  Term loan, maturing May 15, 2005                         2,416,467
-------------------------------------------------------------------------------
                                                                 $  229,505,487
-------------------------------------------------------------------------------
Cosmetics -- 1.44%
-------------------------------------------------------------------------------
             AM Cosmetics, Inc.
$   948,718  Term loan, maturing June 30, 2003*                  $      787,436
 12,904,987  Term loan, maturing December 31, 2004*                  10,711,139
             Mary Kay Inc.
 19,359,452  Term loan, maturing March 6, 2004                       19,359,452
             Revlon Consumer Products Corporation
  6,243,250  Term loan, maturing May 29, 2002                         6,243,250
 55,446,750  Term loan, maturing May 29, 2003                        55,446,750
-------------------------------------------------------------------------------
                                                                 $   92,548,027
-------------------------------------------------------------------------------
Drugs -- 0.22%
-------------------------------------------------------------------------------
             King Pharmaceuticals, Inc.
$ 7,000,000  Term loan, maturing December 31, 2005               $    7,000,000
             Robert's Pharmaceutical Corporation
  6,965,000  Term loan, maturing June 30, 2003                        6,965,000
-------------------------------------------------------------------------------
                                                                 $   13,965,000
-------------------------------------------------------------------------------
Electrical Power -- 0.16%
-------------------------------------------------------------------------------
             Bangor Hydro-Electric Company
$10,500,000  Term loan, maturing June 26, 2000                   $   10,500,000
-------------------------------------------------------------------------------
                                                                 $   10,500,000
-------------------------------------------------------------------------------
Electronics - Instrumentation -- 0.34%
-------------------------------------------------------------------------------
             Dynamic Details, Incorporated
$ 4,000,000  Term loan, maturing April 22, 2005                  $    4,000,000
             Packard Bioscience Company
 17,650,000  Term loan, maturing March 31, 2002                      17,650,000
-------------------------------------------------------------------------------
                                                                 $   21,650,000
-------------------------------------------------------------------------------
Engineering & Construction -- 0.23%
-------------------------------------------------------------------------------
             International Technology Corporation
$ 4,950,658  Term loan, maturing June 11, 2006                   $    4,950,658
             U.S. Aggregates, Inc.
  9,750,000  Term loan, maturing March 31, 2006                       9,750,000
-------------------------------------------------------------------------------
                                                                 $   14,700,658
-------------------------------------------------------------------------------
Entertainment -- 0.92%
-------------------------------------------------------------------------------
             Regal Cinemas Inc.
$16,642,702  Term loan, maturing May 27, 2006                    $   16,642,702
 10,058,824  Term loan, maturing May 27, 2007                        10,058,824
             SFX Entertainment, Inc
 22,500,000  Term loan, maturing March 31, 2006                      22,500,000
             United Artists Theatre Co.
  4,000,000  Term loan, maturing April 21, 2006                       4,000,000
  6,000,000  Term loan, maturing April 21, 2007                       6,000,000
-------------------------------------------------------------------------------
                                                                 $   59,201,526
-------------------------------------------------------------------------------
Equipment Leasing -- 0.04%
-------------------------------------------------------------------------------
             Rent-A-Center, Inc.
$ 1,189,640  Term loan, maturing January 31, 2006                $    1,189,640
  1,453,914  Term loan, maturing January 31, 2007                     1,453,914
-------------------------------------------------------------------------------
                                                                 $    2,643,554
-------------------------------------------------------------------------------
Financial - Misc. -- 0.17%
-------------------------------------------------------------------------------
             Altamira Management Ltd.
$11,160,606  Term loan, maturing September 30, 2004              $   11,160,606
-------------------------------------------------------------------------------
                                                                 $   11,160,606
-------------------------------------------------------------------------------
Food Wholesalers -- 0.51%
-------------------------------------------------------------------------------
             Fleming Companies Inc.
$25,877,111  Term loan, maturing July 25, 2004                   $   25,877,111
             Volume Services, Inc.
  7,000,000  Term loan, maturing December 31, 2002                    7,000,000
-------------------------------------------------------------------------------
                                                                 $   32,877,111
-------------------------------------------------------------------------------
Foods -- 2.44%
-------------------------------------------------------------------------------
             Del Monte Corporation
$ 5,695,748  Term loan, maturing March 31, 2003                  $    5,695,748
 36,851,270  Term loan, maturing March 31, 2005                      36,851,270
             Domino's Inc.
  8,500,000  Term loan, maturing December 21, 2006                    8,500,000
  8,500,000  Term loan, maturing December 21, 2007                    8,500,000
             Eagle Family Foods, Inc
 12,428,571  Term loan, maturing December 31, 2005                   12,428,571
             Favorite Brands International, Inc.
 12,416,667  Term loan, maturing May 19, 2005                        12,416,667
             International Home Foods, Inc.
    207,778  Revolving loan, maturing March 31, 2003                    207,778
  1,886,907  Term loan, maturing March 31, 2003                       1,886,907
    429,295  Revolving loan, maturing September 30, 2005                429,295
  3,098,809  Term loan, maturing September 30, 2005                   3,098,809
 21,662,123  Term loan, maturing September 30, 2006                  21,662,123
             Purina Mills, Inc.
 12,967,006  Term loan, maturing March 12, 2007                      12,967,006
             Southern Foods Group, L.P.
  5,730,000  Term loan, maturing February 28, 2006                    5,730,000
             Specialty Foods Corporation
  8,109,589  Revolving loan, maturing January 31, 2000                8,109,589
 18,529,316  Term loan, maturing January 31, 2000                    18,529,316
-------------------------------------------------------------------------------
                                                                 $  157,013,079
-------------------------------------------------------------------------------
Hardware & Tools -- 0.22%
-------------------------------------------------------------------------------
             Werner Holding Co.
$ 9,554,757  Term loan, maturing November 30, 2004               $    9,554,757
  4,912,875  Term loan, maturing November 30, 2005                    4,912,875
-------------------------------------------------------------------------------
                                                                 $   14,467,632
-------------------------------------------------------------------------------
Health Care - Diversified -- 1.27%
-------------------------------------------------------------------------------
             Conmed Corporation
$12,765,306  Term loan, maturing December 30, 2004               $   12,765,306
             FHC Health Systems, Inc.
  8,221,881  Term loan, maturing April 30, 2005                       8,221,881
  8,221,881  Term loan, maturing April 30, 2006                       8,221,881
             Integrated Health Services, Inc.
 32,670,000  Term loan, maturing September 15, 2003                  32,670,000
 19,800,000  Term loan, maturing December 31, 2005                   19,800,000
-------------------------------------------------------------------------------
                                                                 $   81,679,068
-------------------------------------------------------------------------------
Health Care - Misc. -- 5.95%
-------------------------------------------------------------------------------
             Alliance Imaging, Inc.
$ 1,980,000  Term loan, maturing December 18, 2003               $    1,980,000
  7,443,703  Term loan, maturing June 18, 2004                        7,443,703
  5,000,000  Term loan, maturing December 18, 2004                    5,000,000
             Community Health Systems, Inc.
 14,154,565  Term loan, maturing December 31, 2003                   14,154,565
 14,154,565  Term loan, maturing December 31, 2004                   14,154,565
 10,602,261  Term loan, maturing December 31, 2005                   10,602,261
             Extendicare Health Services, Inc.
 20,422,720  Term loan, maturing December 31, 2004                   20,422,720
             Genesis Health Ventures, Inc.
  7,699,684  Term loan, maturing September 30, 2004                   7,699,684
  7,681,818  Term loan, maturing June 1, 2005                         7,681,818
             Imed Corporation
  7,752,348  Term loan, maturing November 30, 2002                    7,752,348
  6,419,737  Term loan, maturing November 30, 2003                    6,419,737
  6,419,737  Term loan, maturing November 30, 2004                    6,419,737
  7,958,496  Term loan, maturing May 31, 2005                         7,958,496
             Kinetic Concepts, Inc.
  5,197,500  Term loan, maturing December 31, 2004                    5,197,500
  5,197,500  Term loan, maturing December 31, 2005                    5,197,500
             Leiner Health Products Inc.
 11,318,971  Term loan, maturing December 30, 2004                   11,318,971
  6,913,761  Term loan, maturing December 30, 2005                    6,913,761
             Magellan Health Services, Inc.
 14,500,000  Term loan, maturing February 12, 2005                   14,500,000
 14,500,000  Term loan, maturing February 12, 2006                   14,500,000
             Mariner Post-Acute Network (f/k/a Paragon)
 12,475,000  Term loan, maturing March 31, 2005                      12,475,000
 12,475,000  Term loan, maturing March 31, 2006                      12,475,000
             Mediq/PRN Life Support Services, Inc.
 16,000,000  Term loan, maturing May 29, 2006                        16,000,000
             Meditrust Corporation
 27,000,000  Term loan, maturing July 15, 1999                       27,000,000
 23,000,000  Term loan, maturing August 15, 1999                     23,000,000
 10,000,000  Term loan, maturing July 15, 2001                       10,000,000
             National Medical Care, Inc.
 20,000,000  Term loan, maturing September 30, 2003                  20,000,000
             SMT Health Services
  9,875,000  Term loan, maturing August 31, 2003                      9,875,000
             Sun Healthcare Group, Inc.
  4,560,672  Term loan, maturing October 9, 2004                      4,560,672
  4,583,552  Term loan, maturing October 9, 2005                      4,583,552
             The Multicare Companies Inc.
  7,896,566  Term loan, maturing September 30, 2004                   7,896,566
  2,625,525  Term loan, maturing June 1, 2005                         2,625,525
             Total Renal Care Holdings, Inc.
 42,570,000  Term loan, maturing March 31, 2008                      42,570,000
             WGL Acquisition Corp.
 14,017,663  Term loan, maturing July 10, 2004                       14,017,663
-------------------------------------------------------------------------------
                                                                 $  382,396,344
-------------------------------------------------------------------------------
Heavy Duty Trucks & Parts -- 0.14%
-------------------------------------------------------------------------------
             Oshkosh Truck Corporation
$ 4,640,000  Term loan, maturing March 31, 2005                  $    4,640,000
  4,640,000  Term loan, maturing March 31, 2006                       4,640,000
-------------------------------------------------------------------------------
                                                                 $    9,280,000
-------------------------------------------------------------------------------
Hotels - Motels -- 3.07%
-------------------------------------------------------------------------------
             Allegro Resorts Corporation
$19,800,000  Term loan, maturing February 11, 2005               $   19,800,000
             Aztar Corporation
  8,000,000  Term loan, maturing June 30, 2005                        8,000,000
             Extended Stay America
  1,960,000  Revolving loan, maturing December 31, 2002               1,960,000
  5,890,000  Term loan, maturing December 31, 2002                    5,890,000
 10,000,000  Term loan, maturing December 31, 2003                   10,000,000
             Felcor Suite Hotels, Inc.
 22,000,000  Term loan, maturing July 1, 2001                        22,000,000
             Palace Station Hotel & Casino, Inc.
  9,000,000  Term loan, maturing September 30, 2000                   9,000,000
             Patriot American Hospitality, Inc.
 11,764,706  Term loan, maturing March 31, 1999                      11,764,706
 13,235,294  Term loan, maturing March 31, 2000                      13,235,294
 24,979,167  Term loan, maturing March 31, 2003                      24,979,167
             Starwood Hotels & Resorts
 24,636,364  Term loan, maturing February 23, 1999                   24,636,364
 21,000,000  Term loan, maturing February 23, 2003                   21,000,000
 25,000,000  Term loan, maturing February 23, 2004                   25,000,000
-------------------------------------------------------------------------------
                                                                 $  197,265,531
-------------------------------------------------------------------------------
Household Furnish & Appliances -- 2.21%
-------------------------------------------------------------------------------
             Alliance Laundry Holdings LLC.
$14,500,000  Term loan, maturing September 30, 2005              $   14,500,000
             Furniture Brands International, Inc.
 40,000,000  Term loan, maturing June 27, 2007                       40,000,000
             Goodman Manufacturing Company, L.P.
 22,500,000  Term loan, maturing July 31, 2005                       22,500,000
             Home Interiors & Gifts, Inc.
  8,955,000  Term loan, maturing June 30, 2006                        8,955,000
             Sealy Mattress Company
 12,061,213  Term loan, maturing December 15, 2004                   12,061,213
  8,687,273  Term loan, maturing December 15, 2005                    8,687,273
 11,101,517  Term loan, maturing December 15, 2006                   11,101,517
             Simmons Company
  2,421,301  Term loan, maturing October 30, 2005                     2,421,301
  6,056,250  Term loan, maturing October 30, 2006                     6,056,250
             The Boyds Collection, Ltd.
  5,000,000  Term loan, maturing April 21, 2005                       5,000,000
 10,819,445  Term loan, maturing April 21, 2006                      10,819,445
-------------------------------------------------------------------------------
                                                                 $  142,101,999
-------------------------------------------------------------------------------
Household Products -- 1.23%
-------------------------------------------------------------------------------
             BMK, Inc.
$ 5,398,744  Term loan, maturing June 30, 2004                   $    5,398,744
             Diamond Brands Operating Corp.
     21,905  Revolving loan, maturing March 31, 2004                     21,905
  1,936,364  Term loan, maturing March 31, 2005                       1,936,364
 13,870,382  Term loan, maturing March 31, 2006                      13,870,382
             Playtex FP, Inc.
 31,570,140  Term loan, maturing June 15, 2003                       31,570,140
             The Imperial Decor Home Group, Inc.
 10,739,583  Term loan, maturing March 12, 2005                      10,739,583
  6,260,417  Term loan, maturing March 12, 2006                       6,260,417
             The Scotts Company
  4,582,822  Term loan, maturing June 30, 2006                        4,582,822
  4,417,178  Term loan, maturing June 30, 2007                        4,417,178
-------------------------------------------------------------------------------
                                                                 $   78,797,535
-------------------------------------------------------------------------------
Housewares -- 0.46%
-------------------------------------------------------------------------------
             Corning Consumer Products Company
$ 8,000,000  Term loan, maturing October 9, 2006                 $    8,000,000
             Pillowtex Corporation
 21,367,813  Term loan, maturing December 31, 2004                   21,367,813
-------------------------------------------------------------------------------
                                                                 $   29,367,813
-------------------------------------------------------------------------------
Insurance Brokers -- 0.13%
-------------------------------------------------------------------------------
             Acordia, Inc.
$ 8,192,126  Term loan, maturing September 30, 2004              $    8,192,126
-------------------------------------------------------------------------------
                                                                 $    8,192,126
-------------------------------------------------------------------------------
Leisure Time -- 3.15%
-------------------------------------------------------------------------------
             24 Hour Fitness, Inc.
$10,000,000  Term loan, maturing December 31, 2004               $   10,000,000
             Alliance Gaming Corporation
  2,962,620  Term loan, maturing January 31, 2005                     2,962,620
  8,798,755  Term loan, maturing January 31, 2005                     8,798,755
  4,749,305  Term loan, maturing July 31, 2005                        4,749,305
             AMF Bowling Worldwide, Inc.
 10,818,993  Term loan, maturing March 31, 2002                      10,818,993
  6,605,314  Term loan, maturing March 31, 2003                       6,605,314
  6,003,839  Term loan, maturing March 31, 2004                       6,003,839
             Amfac Resorts, Inc.
  4,950,000  Term loan, maturing September 30, 2003                   4,950,000
  4,950,000  Term loan, maturing September 30, 2004                   4,950,000
             ASC East, Inc.
  1,000,001  Term loan, maturing May 31, 2006                         1,000,001
             ASC West, Inc.
  2,499,999  Term loan, maturing May 31, 2006                         2,499,999
             Interval International Corp.
 11,847,969  Term loan, maturing December 16, 2005                   11,847,969
  9,318,125  Term loan, maturing December 15, 2006                    9,318,125
  2,529,844  Term loan, maturing December 16, 2006                    2,529,844
             KSL Recreation Group, Inc.
  7,545,366  Revolving loan, maturing April 30, 2005                  7,545,366
  6,958,558  Term loan, maturing April 30, 2005                       6,958,558
  6,958,558  Term loan, maturing April 30, 2006                       6,958,558
             Metro-Goldwyn-Mayer Studios Inc.
 25,000,000  Term loan, maturing March 31, 2004                      25,000,000
             Mikohn Gaming Corporation
 10,000,000  Term loan, maturing April 1, 2004                       10,000,000
             Panavision International, L.P.
 18,000,000  Term loan, maturing March 31, 2005                      18,000,000
             Premier Parks Inc.
 18,392,857  Term loan, maturing March 31, 2006                      18,392,857
             Six Flags Theme Parks Inc.
 22,761,353  Term loan, maturing November 30, 2004                   22,761,353
-------------------------------------------------------------------------------
                                                                 $  202,651,456
-------------------------------------------------------------------------------
Machinery - Diversified -- 0.30%
-------------------------------------------------------------------------------
             Numatics, Incorporated
$ 2,081,250  Term loan, maturing March 19, 2004                  $    2,081,250
  3,466,250  Term loan, maturing September 19, 2005                   3,466,250
             Thermadyne MFG LLC
  6,965,000  Term loan, maturing May 22, 2005                         6,965,000
  6,965,000  Term loan, maturing May 22, 2006                         6,965,000
-------------------------------------------------------------------------------
                                                                 $   19,477,500
-------------------------------------------------------------------------------
Manufacturing - Diversified -- 3.68%
-------------------------------------------------------------------------------
             Advanced Glassfiber Yarns LLC
$22,942,500  Term loan, maturing September 30, 2005              $   22,942,500
             AMSCAN Holdings, Inc.
  8,370,000  Term loan, maturing December 31, 2004                    8,370,000
             Arteva B.V. (Kosa)
 28,000,000  Term loan, maturing December 31, 2006                   28,000,000
             Desa International, Inc.
  7,312,500  Term loan, maturing November 30, 2004                    7,312,500
             E-P Acquisition, Inc
  5,700,000  Term loan, maturing August 31, 2005                      5,700,000
  8,538,600  Term loan, maturing August 31, 2006                      8,538,600
             Environmental Systems Products Hldgs., Inc.
    622,223  Revolving loan, maturing September 30, 2004                622,223
  3,888,889  Term loan, maturing September 30, 2004                   3,888,889
 18,000,000  Term loan, maturing September 30, 2005                  18,000,000
             Foamex L.P.
  5,425,764  Revolving loan, maturing June 30, 2003                   5,425,764
     92,593  Term loan, maturing June 30, 2003                           92,593
  6,317,993  Term loan, maturing June 30, 2005                        6,317,993
  5,729,089  Term loan, maturing June 30, 2006                        5,729,089
  6,947,500  Term loan, maturing December 31, 2006                    6,947,500
             Handy & Harman
  7,000,000  Term loan, maturing July 30, 2006                        7,000,000
             Impac Group, Inc.
 15,000,000  Term loan, maturing June 30, 2005                       15,000,000
             Insilco Corporation
  6,500,000  Term loan, maturing November 24, 2005                    6,500,000
             International Wire Group, Inc.
 27,262,461  Term loan, maturing September 30, 2002                  27,262,461
             Matthew Warren, Inc.
  7,713,768  Term loan, maturing May 31, 2005                         7,713,768
  2,849,422  Term loan, maturing May 31, 2006                         2,849,422
             Neenah Foundry Company
 19,442,171  Term loan, maturing September 30, 2005                  19,442,171
             Panolam Industries, Inc.
    724,501  Term loan, maturing November 1, 2002                       724,501
  4,521,474  Term loan, maturing November 1, 2004                     4,521,474
  2,577,180  Term loan, maturing November 1, 2005                     2,577,180
  1,900,008  Term loan, maturing May 1, 2006                          1,900,008
             Samsonite Corporation
  7,000,000  Term loan, maturing June 24, 2005                        7,000,000
             Tokheim Corporation
  6,000,000  Term loan, maturing September 30, 2004                   6,000,000
-------------------------------------------------------------------------------
                                                                 $  236,378,636
-------------------------------------------------------------------------------
Medical Products & Supplies -- 1.42%
-------------------------------------------------------------------------------
             Arterial Vascular Engineering, Inc.
$25,935,000  Term loan, maturing September 30, 2004              $   25,935,000
             Nutramax Products, Inc.
 12,368,973  Term loan, maturing September 19, 2005                  12,368,973
             Sterling Diagnostic Imaging, Inc.
 14,985,577  Term loan, maturing December 30, 2005                   14,985,577
             Stryker Corporation
 26,096,572  Term loan, maturing December 10, 2005                   26,096,572
 12,039,014  Term loan, maturing December 10, 2006                   12,039,014
-------------------------------------------------------------------------------
                                                                 $   91,425,136
-------------------------------------------------------------------------------
Metals - Misc. -- 0.43%
-------------------------------------------------------------------------------
             C II Carbon, LLC
$10,949,987  Term loan, maturing June 30, 2008                   $   10,949,987
             U.S. Silica Company
  3,000,000  Revolving loan, maturing June 30, 2004                   3,000,000
  2,000,000  Term loan, maturing June 30, 2004                        2,000,000
 12,000,000  Term loan, maturing June 30, 2006                       12,000,000
-------------------------------------------------------------------------------
                                                                 $   27,949,987
-------------------------------------------------------------------------------
Miscellaneous -- 1.59%
-------------------------------------------------------------------------------
             Coinmach Laundry Corporation
$32,615,513  Term loan, maturing June 30, 2005                   $   32,615,513
             Kindercare Learning Centers, Inc.
  8,386,332  Term loan, maturing February 13, 2006                    8,386,332
             La Petite Academy, Inc.
  4,968,750  Term loan, maturing May 11, 2005                         4,968,750
             Prime Succession, Inc.
 15,644,444  Term loan, maturing August 1, 2003                      15,644,444
             Rose Hills Company
  9,667,565  Term loan, maturing December 1, 2003                     9,667,565
             Smarte Carte Corporation
    451,613  Term loan, maturing December 31, 2001                      451,613
  2,828,571  Term loan, maturing June 30, 2003                        2,828,571
  4,320,000  Term loan, maturing June 30, 2004                        4,320,000
             Spalding Holdings Corp. (E&S)
  1,956,469  Revolving loan, maturing September 30, 2003              1,760,822
    456,376  Term loan, maturing September 30, 2003                     410,739
  3,655,538  Term loan, maturing September 30, 2004                   3,289,984
  3,655,538  Term loan, maturing September 30, 2005                   3,289,985
  2,104,604  Term loan, maturing March 30, 2006                       1,894,144
             Wesco International, Inc.
 12,693,889  Term loan, maturing June 5, 2006                        12,693,889
-------------------------------------------------------------------------------
                                                                 $  102,222,351
-------------------------------------------------------------------------------
Natural Gas/Distrib/Pipeline -- 0.23%
-------------------------------------------------------------------------------
             Kinder Morgan
$15,000,000  Term loan, maturing May 31, 2000                    $  15,000,000
-------------------------------------------------------------------------------
                                                                 $  15,000,000
-------------------------------------------------------------------------------
Office Equipment & Supplies -- 1.48%
-------------------------------------------------------------------------------
             CEX Holdings, Inc.
$14,925,000  Term loan, maturing April 25, 2005                  $   14,925,000
             Cullman Ventures, Inc.
 19,700,000  Term loan, maturing January 31, 2004                    19,700,000
             F.M.E. Corporation (Neopost)
 20,776,506  Term loan, maturing June 24, 2006                       20,776,506
             Identity Group, Inc.
  9,849,246  Term loan, maturing November 22, 2003                    9,849,246
             U.S. Office Products
 30,000,000  Term loan, maturing June 9, 2006                        30,000,000
-------------------------------------------------------------------------------
                                                                 $   95,250,752
-------------------------------------------------------------------------------
Paper & Forest Products -- 0.69%
-------------------------------------------------------------------------------
             Alabama River Newsprint
$21,947,818  Term loan, maturing December 31, 2002               $   20,321,902
             Bear Island Paper Company, LLC
 23,735,032  Term loan, maturing December 31, 2005                   23,735,032
-------------------------------------------------------------------------------
                                                                 $   44,056,934
-------------------------------------------------------------------------------
Property & Casualty Insurance -- 0.17%
-------------------------------------------------------------------------------
             TRG Holding Corporation
$10,875,000  Term loan, maturing January 7, 2003                 $   10,875,000
-------------------------------------------------------------------------------
                                                                 $   10,875,000
-------------------------------------------------------------------------------
Publishing -- 3.44%
-------------------------------------------------------------------------------
             Cygnus Publishing, Inc.
$13,331,250  Term loan, maturing June 5, 2005                    $   13,331,250
             Morris Communications Corporation
 19,800,000  Term loan, maturing June 30, 2005                       19,800,000
             Penton Media, Inc.
    150,000  Revolving loan, maturing May 31, 2005                      150,000
  4,375,000  Term loan, maturing May 31, 2005                         4,375,000
 10,500,000  Term loan, maturing May 31, 2006                        10,500,000
             Primedia Inc.
  9,610,000  Revolving loan, maturing June 30, 2004                   9,610,000
 31,500,000  Term loan, maturing June 30, 2004                       31,500,000
             R.H. Donnelley Inc.
  4,629,144  Term loan, maturing December 5, 2005                     4,629,144
  5,320,856  Term loan, maturing December 5, 2006                     5,320,856
             Rand McNally & Company
    997,500  Term loan, maturing April 30, 2005                         997,500
  4,488,750  Term loan, maturing April 30, 2006                       4,488,750
             Reiman Publications
  5,500,000  Term loan, maturing November 30, 2005                    5,500,000
             The Petersen Companies, Inc.
  8,188,125  Term loan, maturing March 31, 2007                       8,188,125
             The Sheridan Group, Inc.
  6,965,000  Term loan, maturing January 30, 2005                     6,965,000
             Von Hoffman Press, Inc.
  9,425,183  Term loan, maturing May 30, 2004                         9,425,183
 24,977,738  Term loan, maturing May 30, 2005                        24,977,738
             Yellow Book USA, L.P.
  4,900,000  Term loan, maturing September 30, 2005                   4,900,000
  3,692,308  Term loan, maturing December 31, 2005                    3,692,308
  2,307,692  Term loan, maturing December 31, 2006                    2,307,692
             Ziff-Davis Publishing Company
  5,328,947  Revolving loan, maturing March 31, 2005                  5,328,947
  7,105,263  Term loan, maturing March 31, 2005                       7,105,263
 38,000,000  Term loan, maturing March 31, 2006                      38,000,000
-------------------------------------------------------------------------------
                                                                 $  221,092,756
-------------------------------------------------------------------------------
Publishing - Newspapers -- 1.67%
-------------------------------------------------------------------------------
             21ST Century Newspapers, Inc.
$ 9,428,750  Term loan, maturing September 15, 2005              $    9,428,750
             American Media Operations Inc.
 15,000,000  Term loan, maturing March 31, 2004                      15,000,000
             Journal Register Company
 47,000,000  Term loan, maturing September 30, 2006                  47,000,000
             The McClatchy Company
 36,060,606  Term loan, maturing September 10, 2007                  36,060,606
-------------------------------------------------------------------------------
                                                                 $  107,489,356
-------------------------------------------------------------------------------
Railroads -- 0.13%
-------------------------------------------------------------------------------
             I & M Rail Link, LLC
$   804,000  Revolving loan, maturing March 31, 2004             $      804,000
  7,400,000  Term loan, maturing March 31, 2004                       7,400,000
-------------------------------------------------------------------------------
                                                                 $    8,204,000
-------------------------------------------------------------------------------
Restaurants -- 1.07%
-------------------------------------------------------------------------------
             AFC Enterprises Inc
$ 3,990,000  Term loan, maturing June 30, 2004                   $    3,990,000
             Applebee's International, Inc.
 16,880,000  Term loan, maturing March 31, 2006                      16,880,000
             Friendly Ice Cream Corporation
  1,285,714  Term loan, maturing November 15, 2004                    1,285,714
  6,428,571  Term loan, maturing November 15, 2005                    6,428,571
             Long John Silver's Restaurants Inc.
  6,435,637  Term loan, maturing June 30, 2002*                       5,792,074
             Shoney's Inc.
  4,095,940  Term loan, maturing April 30, 2002                       4,095,940
  8,603,438  Term loan, maturing April 30, 2003                       8,603,438
             Tricon Global Restaurants, Inc.
 21,492,082  Term loan, maturing October 2, 2002                     21,492,082
-------------------------------------------------------------------------------
                                                                 $   68,567,819
-------------------------------------------------------------------------------
Retail Stores - Drug Stores -- 0.18%
-------------------------------------------------------------------------------
             Duane Reade Inc.
$11,413,750  Term loan, maturing February 15, 2005               $   11,413,750
-------------------------------------------------------------------------------
                                                                 $   11,413,750
-------------------------------------------------------------------------------
Retail Stores - Food Chains -- 0.72%
-------------------------------------------------------------------------------
             Pathmark Stores, Inc.
$29,210,440  Term loan, maturing December 15, 2001               $   29,210,440
             Star Markets Company, Inc.
  8,292,429  Term loan, maturing December 31, 2001                    8,292,429
  8,967,402  Term loan, maturing December 31, 2002                    8,967,402
-------------------------------------------------------------------------------
                                                                 $   46,470,271
-------------------------------------------------------------------------------
Retail Stores - General Mdse -- 0.18%
-------------------------------------------------------------------------------
             Tuesday Morning Corporation
$11,621,262  Term loan, maturing December 31, 2004               $   11,621,262
-------------------------------------------------------------------------------
                                                                 $   11,621,262
-------------------------------------------------------------------------------
Retail Stores - Specialty -- 1.11%
-------------------------------------------------------------------------------
             Advanced Stores Company, Inc.
$30,942,500  Term loan, maturing April 15, 2006                  $   30,942,500
             Griffith Consumers Company
  9,360,255  Term loan, maturing December 31, 2002                    9,360,255
 12,971,734  Term loan, maturing December 31, 2003                   12,971,734
             Petro Shopping Centers, L.P.
  6,429,648  Term loan, maturing December 31, 2003                    6,429,648
             Travelcenters of America, Inc.
 11,981,073  Term loan, maturing March 27, 2005                      11,981,073
-------------------------------------------------------------------------------
                                                                 $   71,685,210
-------------------------------------------------------------------------------
Steel -- 1.73%
-------------------------------------------------------------------------------
             Adience, Inc.
$12,474,580  Term loan, maturing April 30, 2005                  $   12,474,580
 13,330,345  Term loan, maturing July 30, 2005                       13,330,345
             Ispat Inland, LP
 11,940,000  Term loan, maturing July 15, 2005                       11,940,000
 11,940,000  Term loan, maturing July 16, 2006                       11,940,000
             Refraco Inc.
 10,857,143  Term loan, maturing October 15, 2005                    10,857,143
             Ucar Global Enterprises, Inc.
 14,933,333  Term loan, maturing December 31, 2002                   14,933,333
 35,500,000  Term loan, maturing December 31, 2003                   35,500,000
-------------------------------------------------------------------------------
                                                                 $  110,975,401
-------------------------------------------------------------------------------
Telecommunications - Long Distance -- 3.65%
-------------------------------------------------------------------------------
             Access Communiations, Inc.
$ 9,711,800  Term loan, maturing December 31, 2004               $    9,711,800
             American Cellular Wireless LLC.
 23,000,000  Term loan, maturing June 25, 2007                       23,000,000
 23,000,000  Term loan, maturing December 25, 2007                   23,000,000
             CCPR Services, Inc.
 20,500,000  Term loan, maturing June 30, 2006                       20,500,000
             Cellular, Inc Financial Corporation
    468,000  Revolving loan, maturing September 30, 2005                468,000
  2,228,571  Term loan, maturing September 30, 2005                   2,228,571
  4,105,161  Term loan, maturing September 30, 2006                   4,105,161
  8,130,221  Term loan, maturing March 31, 2007                       8,130,221
 22,764,619  Term loan, maturing September 30, 2007                  22,764,619
             Davel Communications
  4,000,000  Term loan, maturing June 23, 2005                        4,000,000
             Microcell Connexions
 11,203,150  Term loan, maturing March 1, 2006                       11,203,150
             Nextel Communications, Inc.
 35,000,000  Term loan, maturing September 30, 2006                  35,000,000
             Western PCS Holding Corporation
 28,000,000  Term loan, maturing June 30, 2007                       28,000,000
             Western Wireless
 35,000,000  Term loan, maturing March 31, 2002                      35,000,000
  7,500,000  Term loan, maturing March 31, 2004                       7,500,000
-------------------------------------------------------------------------------
                                                                 $  234,611,522
-------------------------------------------------------------------------------
Telephone -- 0.44%
-------------------------------------------------------------------------------
             Mitel Corporation
$ 4,746,015  Term loan, maturing December 12, 2003               $    4,746,015
             MJD Communications
  6,611,111  Term loan, maturing March 31, 2006                       6,611,111
  5,457,450  Term loan, maturing March 31, 2007                       5,457,450
             NSC Communications Corporation
 11,297,059  Term loan, maturing October 1, 2003                     11,297,059
-------------------------------------------------------------------------------
                                                                 $   28,111,635
-------------------------------------------------------------------------------
Textile - Apparel Mfg. -- 2.38%
-------------------------------------------------------------------------------
             CAF Holdings, Inc.
$ 3,911,765  Term loan, maturing June 30, 2002                   $    3,911,765
             Cluett American Corp
  9,950,000  Term loan, maturing May 18, 2005                         9,950,000
             Collins & Aikman Products Co.
 18,000,000  Term loan, maturing June 30, 2005                       18,000,000
             Galey & Lord, Inc.
 13,992,958  Term loan, maturing April 2, 2005                       13,992,958
  9,929,024  Term loan, maturing April 1, 2006                        9,929,024
             GFSI, Inc.
 13,790,000  Term loan, maturing March 31, 2004                      13,790,000
             Globe Manufacturing Corp
 12,100,000  Term loan, maturing July 31, 2006                       12,100,000
             Joan Fabrics Corporation
  9,163,668  Term loan, maturing June 30, 2003                        9,163,668
 14,986,251  Term loan, maturing June 30, 2005                       14,986,251
  7,570,784  Term loan, maturing June 30, 2006                        7,570,784
             Renfro Corporation
  4,800,000  Term loan, maturing November 15, 2003                    4,800,000
             Tartan Textile Services, Inc.
  9,925,000  Term loan, maturing April 30, 2005                       9,925,000
             The William Carter Company
 13,195,546  Term loan, maturing October 31, 2003                    13,195,546
             Walls Industries, Inc.
  4,914,893  Term loan, maturing February 28, 2005                    4,914,893
  6,797,873  Term loan, maturing February 28, 2006                    6,797,873
-------------------------------------------------------------------------------
                                                                 $  153,027,762
-------------------------------------------------------------------------------
Toys -- 0.29%
-------------------------------------------------------------------------------
             Hedstrom Corporation
$ 6,266,577  Term loan, maturing June 30, 2003                   $    6,266,577
 12,084,435  Term loan, maturing June 30, 2005                       12,084,435
-------------------------------------------------------------------------------
                                                                 $   18,351,012
-------------------------------------------------------------------------------
Transportation - Misc. -- 1.67%
-----------------------------------------------------------------------
             American Commercial Lines
$10,550,035  Term loan, maturing July 30, 2006                   $  10,550,035
 20,379,121  Term loan, maturing June 30, 2007                       20,379,121
             Evergreen International Aviation, Inc.
 20,441,661  Term loan, maturing April 30, 2002                      20,441,661
  1,656,341  Term loan, maturing April 30, 2003                       1,656,341
             Gemini Leasing, Inc.
  7,500,000  Term loan, maturing December 31, 2002                    7,500,000
             MTL
 14,476,238  Term loan, maturing August 28, 2005                     14,476,238
 12,399,231  Term loan, maturing February 28, 2006                   12,399,231
             NA Acquisition Corporation
  7,425,000  Term loan, maturing March 30, 2006                       7,425,000
             Piedmont
  6,389,831  Term loan, maturing July 23, 2006                        6,389,831
  6,389,831  Term loan, maturing July 23, 2007                        6,389,831
-------------------------------------------------------------------------------
                                                                 $  107,607,289
-------------------------------------------------------------------------------
Total Senior, Secured, Floating-Rate Interests
  (identified cost, $5,995,042,535)                              $5,983,489,418
-------------------------------------------------------------------------------
Common Stocks and Warrants -- 0.09%

Shares/
Rights        Security                                           Value
-------------------------------------------------------------------------------
    806,708  AFC Enterprises Common Stock*                       $    6,050,310
        608  Classic Cable Common Stock Warrants*                             0
     34,364  PSI Acquisition Corporation Warrants*                            0
-------------------------------------------------------------------------------
Total Common Stocks and Warrants
  (identified cost, $0)                                          $    6,050,310
-------------------------------------------------------------------------------
Short-Term Investments -- 5.7%
Principal    Maturity
Amount       Date          Borrower                      Rate    Amount
-------------------------------------------------------------------------------
$62,859,000  01/04/99      Associates Corporation of
                                North America            5.25%   $   62,831,500
 75,000,000  01/07/99      Corporate Receivables         5.50%       74,931,250
 86,460,000  01/08/99  Ford Motor Credit                 5.53%       86,367,032
 95,000,000  01/04/99  GE Capital Corporation            5.50%       94,956,458
 45,000,000  01/08/99  Prudential Funding Corporation    5.80%       44,949,250
-------------------------------------------------------------------------------
Total Short-Term Investments,
  at amortized cost                                              $  364,035,490
-------------------------------------------------------------------------------
Total Investments -- 98.8%
  (identified cost, $6,357,118,455)                              $6,353,575,218
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                           $   76,758,464
-------------------------------------------------------------------------------
Total Net Assets -- 100%                                         $6,430,333,682
-------------------------------------------------------------------------------
 *  Non-income producing security.
(1) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of approximately three years.

                       See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF DECEMBER 31, 1998
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1998
(EXPRESSED IN UNITED STATES DOLLARS)

Assets
-------------------------------------------------------------------------------

Investments, at value
  (identified cost, $6,357,118,455)                              $6,353,575,218
Cash                                                                 35,301,659
Receivable for investments sold                                       6,389,759
Interest receivable                                                  44,694,290
Miscellaneous receivable                                                101,715
Prepaid expenses                                                      1,132,167
Deferred organization expenses                                           25,408
-------------------------------------------------------------------------------
Total assets                                                     $6,441,220,216
-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Deferred facility fee income                                      $  10,476,834
Payable to affiliate for Trustees' fees                                  21,900
Other accrued expenses                                                  387,800
-------------------------------------------------------------------------------
Total liabilities                                                 $  10,886,534
-------------------------------------------------------------------------------
Net assets applicable to investors' interest in portfolio        $6,430,333,682
-------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals          $6,433,876,919
Net unrealized depreciation (computed on the basis
   of identified cost)                                               (3,543,237)
-------------------------------------------------------------------------------
Total                                                            $6,430,333,682
-------------------------------------------------------------------------------

                       See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF DECEMBER 31, 1998
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998
(EXPRESSED IN UNITED STATES DOLLARS)

Investment Income
------------------------------------------------------------------------------
Interest                                                          $404,432,157
Facility fees earned                                                 3,952,723
------------------------------------------------------------------------------
Total investment income                                           $408,384,880
------------------------------------------------------------------------------
Expenses
------------------------------------------------------------------------------
Investment adviser fee                                            $ 44,484,347
Trustees fees and expenses                                              38,440
Custodian fee                                                        1,148,768
Legal and accounting services                                          694,234
Interest                                                               355,023
Amortization of organization expenses                                    6,205
Miscellaneous                                                          817,685
------------------------------------------------------------------------------
Total expenses                                                    $ 47,544,702
------------------------------------------------------------------------------
Net investment income                                             $360,840,178
------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                 $    936,231
------------------------------------------------------------------------------
Net realized gain                                                 $    936,231
------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                             $ (6,219,087)
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              $ (6,219,087)
------------------------------------------------------------------------------
Net realized and unrealized loss                                  $ (5,282,856)
------------------------------------------------------------------------------
Net increase in net assets from operations                        $355,557,322
------------------------------------------------------------------------------

                       See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF DECEMBER 31, 1998
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
-------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
(EXPRESSED IN UNITED STATES DOLLARS)

INCREASE (DECREASE)                            YEAR ENDED               YEAR ENDED
IN NET ASSETS                                  DECEMBER 31, 1998        DECEMBER 31, 1997
-----------------------------------------------------------------------------------------
From operations --
  Net investment income                       $   360,840,178            $  254,014,218
  Net realized gain (loss)                            936,231                (9,000,530)
  Net change in unrealized appreciation
    (depreciation)                                 (6,219,087)                8,549,067
-----------------------------------------------------------------------------------------
Net increase in net assets from operations    $   355,557,322            $  253,562,755
-----------------------------------------------------------------------------------------
Capital transactions --
  Contributions                               $ 3,159,636,461            $1,646,867,281
  Withdrawals                                  (1,119,932,026)             (875,432,567)
-----------------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                                $ 2,039,704,435            $  771,434,714
-----------------------------------------------------------------------------------------
Net increase in net assets                    $ 2,395,261,757            $1,024,997,469
-----------------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------------
At beginning of year                          $ 4,035,071,925            $3,010,074,456
-----------------------------------------------------------------------------------------
At end of year                                $ 6,430,333,682            $4,035,071,925
-----------------------------------------------------------------------------------------

                       See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF DECEMBER 31, 1998
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
(EXPRESSED IN UNITED STATES DOLLARS)
                                                            YEAR ENDED
INCREASE (DECREASE) IN CASH                                 DECEMBER 31, 1998
-----------------------------------------------------------------------------
Cash flows from (used for) operating activities --
  Purchases of loan interests                               $(2,335,082,968)
  Proceeds from sales and principal repayments                   (5,941,701)
  Interest received                                             385,524,441
  Facility fees received                                         10,058,902
  Interest paid                                                    (277,278)
  Operating expenses paid                                       (47,249,895)
  Net increase in short-term investments                       (104,839,519)
-----------------------------------------------------------------------------
Net cash used for operating activities                      $(2,097,808,018)
-----------------------------------------------------------------------------
Cash flows from (used for) financing activities --
  Proceeds from capital contributions                       $ 3,159,636,461
  Payments for capital withdrawals                           (1,119,932,026)
-----------------------------------------------------------------------------
Net cash provided from financing activities                 $ 2,039,704,435
-----------------------------------------------------------------------------
Net decrease in cash                                        $   (58,103,583)
-----------------------------------------------------------------------------
Cash at beginning of year                                   $    93,405,242
-----------------------------------------------------------------------------
Cash at end of year                                         $    35,301,659
-----------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET CASH USED FOR
OPERATING ACTIVITIES
----------------------------------------------------------------------------
Net increase in net assets from operations                  $   355,557,322
Increase in receivable for investments sold                      (5,941,701)
Increase in interest receivable                                 (18,907,716)
Increase in prepaid expenses                                       (152,494)
Decrease in deferred organizational expense                           6,205
Increase in deferred facility fee income                          6,106,179
Increase in payable to affiliate                                     14,437
Increase in accrued expenses                                        143,176
Net increase in investments                                  (2,434,633,426)
-----------------------------------------------------------------------------
Net cash used for operating activities                      $(2,097,808,018)
-----------------------------------------------------------------------------

                       See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF DECEMBER 31, 1998
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
-------------------------------------------------------------------------------

SUPPLEMENTARY DATA (EXPRESSED IN UNITED STATES DOLLARS)

                                                                          YEAR ENDED DECEMBER 31,
                                        ------------------------------------------------------------------------------------------
                                             1998                     1997                   1996                1995(1)
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------------
Operating expenses                                0.93%                    0.94%                  0.98%                1.01%(2)
Interest expense                                  0.01%                    0.02%                  0.04%                0.13%(2)
Net investment income                             7.12%                    7.12%                  7.17%                7.95%(2)
Portfolio turnover                                  56%                      81%                    75%                  39%
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
omitted)                                    $6,430,334               $4,035,072             $3,010,074           $1,621,339
----------------------------------------------------------------------------------------------------------------------------------

(1)  For the period from the start of business, February 22, 1995, to December 31, 1995.
(2)  Annualized.

                       See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF DECEMBER 31, 1998
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The Policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments in interests in loans (Loan Interests) are valued at fair value by the Portfolio's investment adviser, Boston Management and Research, under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Loan Interest, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Loan Interest, the terms and conditions of the loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on evaluations of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Loan Interest including price quotations for and trading in the Loan Interest and interests in similar loans and the market environment and investor attitudes towards the Loan Interest and interests in similar loans; (v) the reputation and financial condition of the agent bank and any intermediate participant in the loan; and (vi) general economic and market conditions affecting the fair value of the Loan Interest. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Loan Interests is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Other -- Investment transactions are accounted for on a trade date basis.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment advisory fee is paid to Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the year ended December 31, 1998, the effective annual rate, based on average daily gross assets, was 0.88% and amounted to $44,484,347. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1998, no significant amounts have been deferred.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Loan Interests. The ability of the issuers of the Loan Interests to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Loan Interests for the year ended December 31, 1998 aggregated $4,976,032,496 and $2,639,835,870, respectively.

4 Short-Term Debt and Credit Agreements
--------------------------------------------------------------------------------
  On March 13, 1998, the Portfolio entered a $400 million unsecured line of credit with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of approximately $257,753 which is computed at the annual rate of 0.08% of the credit agreement. There were no significant borrowings under this agreement during the year ended December
  31, 1998. As of December 31, 1998, the Portfolio had no borrowings outstanding.

5 Federal Income Tax Basis of Investment Securities
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at December 31, 1998, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                               $6,357,118,455
  ---------------------------------------------------------------------------
  Gross unrealized appreciation                                $    6,050,310
  Gross unrealized depreciation                                    (9,593,547)
  ---------------------------------------------------------------------------
  Net unrealized depreciation                                  $   (3,543,237)
  ---------------------------------------------------------------------------

SENIOR DEBT PORTFOLIO AS OF DECEMBER 31, 1998
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Investors
of Senior Debt Portfolio:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio (the Portfolio) as of December 31, 1998, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the years ended December 31, 1998 and 1997, and the supplementary data for each of the years in the three-year period ended December 31, 1998 and for the period from the start of business, February 22, 1995, to December 31, 1995 (all expressed in U.S. Dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Loan Interests owned at December 31, 1998 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Senior Debt Portfolio as of December 31, 1998, and the results of its operations, its cash flows, the changes in net assets and its supplemental data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1A, the financial statements include Loan Interests and certain other securities held by the Portfolio valued at $5,989,539,728 (93.15% of net assets of the Portfolio), which values are fair values determined by the Portfolio's investment adviser in the absence of actual market values. Determination of fair value involves subjective judgment, as the actual market value of a particular Loan Interest or security can be established only by negotiations between the parties in a sale transaction. We have reviewed the procedures established by the Trustees and used by the Portfolio's investment adviser in determining the fair values of such Loan Interests and securities and have inspected underlying documentation, and in the circumstances, we believe that the procedures are reasonable and the documentation appropriate.

               DELOITTE & TOUCHE LLP
               Boston, Massachusetts
               February 12, 1999

EATON VANCE PRIME RATE RESERVES AS OF DECEMBER 31, 1998

--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

EATON VANCE PRIME RATE RESERVES

OFFICERS                        INDEPENDENT TRUSTEES

JAMES B. HAWKES                 JESSICA M. BIBLIOWICZ
President and Trustee           President and Chief Operating Officer,
                                John A. Levin & Co.
SCOTT H. PAGE                   Director, Baker, Fentress & Company
Vice President
                                DONALD R. DWIGHT
PAYSON F. SWAFFIELD             President, Dwight Partners, Inc.
Vice President
                                SAMUEL L. HAYES, III
JAMES L. O'CONNOR               Jacob H. Schiff Professor of Investment
Treasurer                       Banking, Emeritus, Harvard University
                                Graduate School of Business Administration
ALAN R. DYNNER
Secretary                       NORTON H. REAMER
                                Chairman and Chief Executive Officer,
                                United Asset Management Corporation

                                LYNN A. STOUT
                                Professor of Law, Georgetown
                                University Law Center

                                JOHN L. THORNDIKE
                                Formerly Director, Fiduciary
                                Company Incorporated

                                JACK L. TREYNOR
                                Investment Adviser and Consultant

SENIOR DEBT PORTFOLIO

OFFICERS                        INDEPENDENT TRUSTEES

JAMES B. HAWKES                 JESSICA M. BIBLIOWICZ
President and Trustee           President and Chief Operating Officer,
                                John A. Levin & Co.
RAYMOND O'NEILL                 Director, Baker, Fentress & Company
Vice President
                                DONALD R. DWIGHT
MICHEL NORMANDEAU               President, Dwight Partners, Inc.
Vice President
                                SAMUEL L. HAYES, III
SCOTT H. PAGE                   Jacob H. Schiff Professor of Investment
Vice President and              Banking, Emeritus, Harvard University
Portfolio Manager               Graduate School of Business Administration

PAYSON F. SWAFFIELD             NORTON H. REAMER
Vice President and              Chairman and Chief Executive Officer,
Portfolio Manager               United Asset Management Corporation

JAMES L. O'CONNOR               LYNN A. STOUT
Treasurer                       Professor of Law, Georgetown
                                University Law Center
ALAN R. DYNNER
Secretary                       JOHN L. THORNDIKE
                                Formerly Director, Fiduciary
                                Company Incorporated

                                JACK L. TREYNOR
                                Investment Adviser and Consultant

INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF EATON VANCE PRIME RATE RESERVES
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

BANKING COUNSELS
MAYER, BROWN & PLATT
787 Seventh Avenue
New York, NY 10019

PEABODY & BROWN
101 Federal Street, 12th Floor
Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

EATON VANCE PRIME RATE RESERVES
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

2-2000-2/99                                                          PRSRC-2/99